As filed with the Securities and Exchange Commission on July 15, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-05037)
Professionally Managed Portfolios
(Exact name of registrant as specified in charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)
Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)
(626) 914-7383
Registrant’s telephone number, including area code
Date of fiscal year end: November 30,

Date of reporting period: May 31, 2009

Explanatory Note: Users of this data are advised pursuant to the rules and regulations governing the filing of voluntary XBRL disclosure that the following XBRL documents are not the official publicly filed disclosure of Professionally Managed Portfolios. The purpose of submitting these XBRL formatted documents is to test the related format and technology and, as a result, investors should continue to rely on the official version of the furnished documents and not rely on this information in making investment decisions.

Exhibit	Exhibit No.
XBRL – Instance Document	EX-100.INS
XBRL – Company Extension Schema Document	EX-100.SCH
XBRL – Calculation Linkbase Document	EX-100.CAL
XBRL – Definition Linkbase Document	EX-100.DEF
XBRL – Labels Linkbase Document	EX-100.LAB
XBRL – Presentation Linkbase Document	EX-100.PRE

Item 1. Report to Stockholders.

Stephens Funds®

Semi-Annual Report

May 31, 2009

Small Cap Growth Fund
Mid Cap Growth Fund

Table of Contents

Shareholder Letter	2
Expense Example	7
Schedules of Investments	10
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	30
Notes to Financial Statements	36
Additional Information	45

Stephens Funds®

Fellow Shareholder:

Once again, we are pleased to present this semi-annual report to you. We have included a brief discussion on market activity, some specific comments on our Funds’ performance, and our thoughts on the market as we move forward.

Market Overview

In our shareholder letter for the fiscal year ended November 30, 2008, we lamented the bear market we were experiencing but in our outlook we tried to gauge what could go right. Our outlook proved fitting. It is important to remember that equity markets are leading indicators but that they also tend to overshoot reality at both optimistic and pessimistic extremes. The first few months of 2009 were examples of each phenomenon.

The economic reality was bad — growing unemployment, a lack of credit available to consumers and businesses, and plunging confidence — but the selling pressure and sentiment on Wall Street were even worse. Even some of the most stable, long term investors were shaken out of the market. In a word: capitulation. And with it came a bubble in low-risk or risk-free assets, like cash and U.S. Treasuries.

Market bottoms require capitulation, but they also require incremental good news or sometimes just news that is less bad. In March and April, corporate earnings were not as grim as most had expected. In fact, because many companies cut costs and were managed for a severe slow down, sales figures were down but profitability did not necessarily suffer.

Better than expected corporate earnings combined with incrementally less bad economic news and an oversold market set the stage for an impressive rally. From the March 9 lows through May 31, the S&P 500® Index was up over 34%. Consumer Discretionary, arguably the sector with the most negative sentiment early on, quickly became the best performing sector as Wall Street realized the world wasn’t coming to an end...yet.

Outlook

It is easy to draw parallels and compare market cycles and business cycles and those comparisons are a worthwhile exercise. The belief is that if you are able to determine where we are in the cycle then there is an unofficial, unwritten playbook upon which portfolio managers rely. The textbook solution is to buy defensive stocks like Healthcare and Utilities as the economy weakens then as the business cycle turns more positive one should shift into early cyclical stocks such as Transports, Consumer Discretionary and so on.

Rather than refer to the cliché, “it’s different this time,” I would propose that it’s different every time. The challenge is to figure out how it’s different. The depth and the duration of this recession

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Stephens Funds®

have been more severe than any in recent history, and it is reasonable to assume that our recovery won’t necessarily unfold in the same manner either.

While a resumption in consumer spending has bailed us out of economic slowdowns in the past, this time it is not likely to return to the same levels. That is ok. The U.S. savings rate has been anemic for years as we were collectively consuming beyond our means. The long term outcome is perhaps a healthier consumer but our economy’s bounce back may not be quite as dramatic.

Oftentimes, the solution to one economic crisis leads to the creation of the next. The unprecedented fiscal stimulus and subsequent budget deficit are due to become the next economic burden. The massive government spending could also lead to inflation. As the market begins to worry about inflation, interest rates will trend higher — as they already have. With the government’s burgeoning debt the costs to finance it will only grow.

That being said, Q1 2009 results revealed a surprise. The seriousness of the economic slowdown had been heavily advertised and broadcast. While that in itself surely contributed to its magnitude, it also caused companies to prepare for it. Reductions in headcount, expenses, inventory and the like enabled many companies to maintain very healthy levels of profitability.

Our belief is that from a macro economic standpoint the worst is behind us but that there will be struggles ahead. Those struggles may serve as a cloud over equity markets, but we also believe that there will be bright spots. The best managed companies, the market leaders, those with a competitive edge should continue to grow and in some cases take market share as weaker competitors fall by the wayside. As a result, we believe that investment strategies that seek high quality growth companies should excel.

Stephens Small Cap Growth Fund

For the six month period ended May 31, 2009, Class A shares of the Fund had a return of 12.32% excluding sales charges. Over the same period, the S&P 500® Index was up 4.05% and the Fund’s benchmark, the Russell 2000® Growth Index was up 13.72%.

In prior periods we had reduced our exposure to Consumer Discretionary, but more recently we have been rebuilding select positions. Consumer Discretionary was the best performing sector in the benchmark during the period, and it was a top performing group for the Fund as well. Most of our gains came from success in specialty retailers with a focus on discount or value priced merchandise like Citi Trends Inc. and Big Lots Inc., or in media focused companies such as National Cinemedia Inc. and IMAX Corp. One of our top performers last period, Strayer Education Inc. was a drag on performance this time as investors took profits after a robust Q1, but slightly lower earnings guidance.

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Stephens Funds®

Technology stocks were another area of strength for the overall market and for the Fund. Many companies in this sector have strong balance sheets and had downsized to weather the storm. The Fund’s top performer was STEC Inc., a manufacturer of solid state disk drives and flash memory based high performance enterprise storage systems. Even in a slow down companies with truly innovative products can exhibit exceptional growth.

Again, the Fund had mixed results in Healthcare. Normally these stocks do well in this type of market environment as they are thought to be more defensive in nature. However, some of these companies are still economically sensitive. In our annual letter we mentioned Icon PLC and Kendle International, and they continued to underperform. We eliminated our position in Kendle. Additionally, concerns about the Obama administration’s overhaul of the healthcare system have generated investor fears and an overhang on many healthcare stocks. However, our holdings in Healthcare information technology issues, such as Quality Systems performed very well, as spending in their markets is set to increase as a result of the government’s plans.

Financials underperformed and our limited exposure to bank stocks hurt the Fund. We added to our position in Portfolio Recovery Associates Inc., a leading buyer and collector of consumer debt.

In what has repeatedly been one of the most volatile sectors, Energy was the Fund’s top performing sector and a big differentiating factor versus the benchmark. While small cap companies which focused on exploration and production did not fare well, energy service stocks made large gains. The Fund has considerably more exposure to energy service companies. We continue to have an overweight position in Energy as the structural supply constraints have not been remedied and should once again resurface driving commodity prices and energy stocks higher.

Stephens Mid Cap Growth Fund

For the six month period ended May 31, 2009, Class A shares of the Fund had a return of 13.63% excluding sales charges. Over the same period, the S&P 500® Index was up 4.05% and the Fund’s benchmark, the Russell Midcap® Growth Index was up 20.34%.

Consumer Discretionary stocks bounced back from their lackluster performance. The Fund trailed the benchmark in part due to our lack of exposure to hotel and restaurant issues, which had been some of the hardest hit stocks but more recently traded up on speculation of an improving economy. The Fund did well with specialty retailers, in particular discount retailer Ross Stores Inc., as more consumers sought out lower cost alternatives.

Technology was also an area of strong performance. In general, technology stocks are among the most well capitalized and were some of the first to reset expectations for a slower growth environment. The Fund’s holdings in software performed very well. Red Hat Inc. was one of the

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Stephens Funds®

Fund’s top contributors, as fundamentals showed no signs of slowing. Flir Systems Inc. was a negative contributor as potential earnings growth has slowed; we reduced our position size accordingly.

Healthcare remained one of our largest sectors, and we performed roughly inline with the benchmark. While concerns over the Obama administration’s plan for sweeping changes have cast a dark cloud over certain areas within healthcare, there have been some bright spots. It is apparent that there will be greatly increased spending on healthcare information technology. One of the Fund’s largest holdings, Cerner Corp. should be a clear beneficiary.

Although only a small part of the Fund, Financials were a source of overall weakness. Bank issuers suffered, but we had gains in capital market related stocks.

Our exposure to Energy stocks was about the same as at the Fund’s fiscal year end, and we remain overweight relative to the benchmark. It was also the Fund’s best performing sector. Although natural gas prices remained depressed, oil rebounded. And after selling off precipitously, investors remembered the structural supply constraints and the still growing foreign demand for energy.

In Closing...

To the average person this distinction might sound contradictory, but as portfolio managers, much of our job is differentiating between good companies and good stocks. Sometimes those that are regarded as the “best” companies won’t necessarily have the best performing stocks, usually because their stock price already reflects all the good fundamentals. In fact, there are times when the “worst” companies — those with shrinking businesses, on the verge of bankruptcy, and so on — can be top performers because their stocks had been massively oversold. However, we believe that time tends to diminish this spread. In the short run, bad companies can be good stocks, but eventually, quality wins.

I believe there are two relevant points to be made. First, an analogy: just as there can be a good stock where there may not be a good company, there can be a good stock market where there is a weak economy. Companies that have prepared themselves for a slower economy and tighter credit should outperform, and may benefit from gaining ground against weaker competitors.

Second, in March and April we saw a dramatic low quality bounce, as the companies that were hardest hit on the way down saw more relief in percentage terms. We believe that phenomenon is not sustainable. Now that the market has bounced, and hopefully put in a bottom, the next focus will be on asking “what next?” The answer may be in finding companies that can actually generate organic revenue growth. The market does not have the luxury of a global growth tailwind. Achieving real growth will be difficult, but for those that are able to do so, there will likely be great rewards.

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Stephens Funds®

As you know, we focus our efforts on those higher quality companies, and in particular the ones that are growing the fastest.

At Stephens, we firmly believe in investing alongside our clients. Each member of the portfolio management team has significant investments in both of our funds. We thank you for your support, we honor your trust, and we look forward to meeting your investment needs.

Your Fellow Shareholder,

Ryan Edward Crane

Past performance is no guarantee of future results.

Opinions expressed are those of Ryan Edward Crane and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The S&P 500 Index is unmanaged and commonly used to measure performance of U.S. stocks. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company. The Russell Midcap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments within the report for a complete list of fund holdings.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor. (7/09)

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Stephens Funds®

Sector Allocation at May 31, 2009 (Unaudited)

*	Cash Equivalents and other assets less liabilities.
Sector allocations and fund holdings are subject to change at anytime and are not a recommendation to buy or sell any security.

Expense Example For the Six Months Ended May 31, 2009 (Unaudited)

As a shareholder of the Stephens Small Cap Growth Fund or the Stephens Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 – May 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. For the Class A and Class C shares of each fund you will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Investment Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other

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Stephens Funds®

Expense Example For the Six Months Ended May 31, 2009 (Unaudited), Continued

investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this example, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Stephens Funds®

Expense Example For the Six Months Ended May 31, 2009 (Unaudited), Continued

Stephens Small Cap Growth Fund

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 1, 2008 –
	December 1, 2008	May 31, 2009	May 31, 2009*

Class A Actual	$1,000	$1,123	$7.94
Class A Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.54
Class C Actual	$1,000	$1,119	$11.89
Class C Hypothetical (5% annual return before expenses)	$1,000	$1,014	$11.30
Class I Actual	$1,000	$1,126	$6.62
Class I Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.29

Stephens Mid Cap Growth Fund

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 1, 2008 –
	December 1, 2008	May 31, 2009	May 31, 2009*

Class A Actual	$1,000	$1,136	$7.99
Class A Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.54
Class C Actual	$1,000	$1,130	$11.95
Class C Hypothetical (5% annual return before expenses)	$1,000	$1,014	$11.30
Class I Actual	$1,000	$1,137	$6.66
Class I Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.29

*	Expenses are equal to the Funds’ expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) for Class A shares, 2.25% (reflecting fee waivers in effect) for Class C shares and 1.25% (reflecting fee waivers in effect) for Class I shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.4%
	Aerospace & Defense - 1.3%
9,400	Moog, Inc. - Class A*	$224,660
12,400	Stanley, Inc.*	323,516

		548,176

	Auto Components - 1.3%
33,800	LKQ Corp.*	516,802

	Beverages - 0.6%
6,700	Hansen Natural Corporation*	245,756

	Biotechnology - 1.5%
6,900	BioMarin Pharmaceutical, Inc.*	96,462
11,600	Cepheid, Inc.*	117,160
6,100	Cubist Pharmaceuticals, Inc.*	104,066
5,300	Myriad Genetics, Inc.*	191,648
1,600	United Therapeutics Corp.*	128,240

		637,576

	Capital Markets - 2.6%
5,300	Affiliated Managers Group, Inc.*	297,383
3,700	Greenhill & Co., Inc.	271,950
11,600	Raymond James Financial, Inc.	184,440
7,700	Stifel Financial Corp.*	335,258

		1,089,031

	Commercial Banks - 0.5%
6,900	Prosperity Bancshares, Inc.	193,614

	Commercial Services & Supplies - 8.2%
9,232	Advisory Board Co.*	214,182
12,800	Cornell Companies, Inc.*	217,344
14,235	CoStar Group, Inc.*	507,478
5,700	FTI Consulting, Inc.*	286,254
22,400	GEO Group, Inc.*	366,016
8,800	ICF International, Inc.*	234,080
12,800	Portfolio Recovery Associates, Inc.*	460,416
2,800	Strayer Education, Inc.	515,956

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED
	Commercial Services & Supplies - 8.2%, Continued

14,100	Team, Inc.*	$199,515
14,300	Tetra Tech, Inc.*	367,081

		3,368,322

	Communications Equipment - 1.8%
17,900	DG FastChannel, Inc.*	354,241
11,800	F5 Networks, Inc.*	374,768

		729,009

	Computers & Peripherals - 1.5%
37,100	STEC, Inc.*	608,069

	Consumer Finance - 1.3%
24,900	EZCORP, Inc.*	302,535
16,100	First Cash Financial Services, Inc.*	243,271

		545,806

	Distributors - 0.4%
11,600	DXP Enterprises, Inc.*	171,680

	Diversified Consumer Services - 0.7%
5,900	Capella Education Co.*	307,921

	Electric Services - 0.3%
3,500	Ormat Technologies, Inc.	139,615

	Electrical Equipment - 0.7%
10,200	American Superconductor Corporation*	284,376

	Electronic Equipment & Instruments - 2.9%
16,320	FLIR Systems, Inc.*	366,547
5,500	Itron, Inc.*	320,870
10,845	National Instruments Corp.	230,022
5,900	SunPower Corp. - Class A*	151,748
6,710	Trimble Navigation Ltd.*	128,698

		1,197,885

	Energy Equipment & Services - 6.6%
8,200	Core Laboratories NV	778,508
8,800	Dril-Quip, Inc.*	363,616

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED
	Energy Equipment & Services - 6.6%, Continued

11,200	Hornbeck Offshore Services, Inc.*	$310,688
42,000	Key Energy Services, Inc.*	270,900
7,930	Oceaneering International, Inc.*	407,761
8,800	Oil States International, Inc.*	229,944
9,435	T-3 Energy Services, Inc.*	136,996
27,670	TETRA Technologies, Inc.*	240,729

		2,739,142

	Food & Staples Retailing - 1.0%
18,340	United Natural Foods, Inc.*	416,868

	Food Products - 1.0%
22,810	Hain Celestial Group, Inc.*	391,648

	Health Care Equipment & Supplies - 6.9%
27,700	Conceptus, Inc.*	439,045
12,060	Gen-Probe, Inc.*	514,118
17,090	Hologic, Inc.*	216,530
5,100	Illumina, Inc.*	187,221
3,700	Masimo Corporation*	88,578
5,700	Meridian Bioscience, Inc.	108,927
10,800	Micrus Endovascular Corp.*	97,308
12,400	Neogen Corp.*	273,296
18,180	NuVasive, Inc.*	656,662
22,800	Volcano Corporation*	281,808

		2,863,493

	Health Care Providers & Services - 7.3%
7,900	Amedisys, Inc.*	240,318
4,900	Community Health Systems, Inc.*	129,311
37,080	Eclipsys Corp.*	546,930
7,300	HMS Holdings Corp.*	256,595
20,600	ICON PLC - ADR*	359,264
11,200	IPC The Hospitalist Company, Inc.*	278,880
26,900	PSS World Medical, Inc.*	432,283

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED
	Health Care Providers & Services - 7.3%, Continued

20,610	Psychiatric Solutions, Inc.*	$380,254
16,755	VCA Antech, Inc.*	406,644

		3,030,479

	Health Care Technology - 1.5%
17,300	Athenahealth, Inc.*	522,114
6,100	MedAssets, Inc.*	96,441

		618,555

	Hotels, Restaurants & Leisure - 2.0%
15,320	BJ’s Restaurants, Inc.*	219,689
7,100	Buffalo Wild Wings, Inc.*	252,050
6,900	Panera Bread Co. - Class A*	367,356

		839,095

	Insurance - 0.6%
11,400	Validus Holdings Ltd.	260,034

	Internet & Catalog Retail - 3.4%
7,700	Blue Nile, Inc.*	353,430
3,100	Netflix, Inc.*	122,202
8,800	Shutterfly, Inc.*	125,664
21,326	VistaPrint Ltd.*	816,573

		1,417,869

	Internet Software & Services - 6.5%
8,800	Akamai Technologies, Inc.*	195,888
48,659	CyberSource Corp.*	632,567
10,800	Digital River, Inc.*	411,804
13,900	Mercadolibre, Inc.*	300,796
32,205	Omniture, Inc.*	380,663
43,605	Online Resources Corp.*	227,182
27,270	Vocus, Inc.*	521,130

		2,670,030

	IT Services - 0.9%
14,100	NCI, Inc.*	354,756

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED

	Kidney Dialysis Centers - 0.4%
33,500	Dialysis Corp of America*	$154,100

	Life Sciences Tools & Services - 1.0%
18,500	Parexel International Corp.*	190,550
3,500	Techne Corp.	210,945

		401,495

	Machinery - 0.7%
5,900	Axsys Technologies, Inc.*	289,572

	Media - 3.1%
81,712	IMAX Corporation*	612,840
31,400	National CineMedia, Inc.	392,814
41,800	TiVo, Inc.*	292,600

		1,298,254

	Multiline Retail - 0.7%
12,600	Big Lots, Inc.*	289,926

	Oil, Gas & Consumable Fuels - 2.6%
4,900	Arena Resources, Inc.*	175,518
14,500	Carrizo Oil & Gas, Inc.*	309,575
10,400	Goodrich Petroleum Corp.*	277,888
12,200	Tesco Corporation*	108,580
4,700	Whiting Petroleum Corp.*	220,242

		1,091,803

	Prepackaged Software - 2.2%
24,650	Blackbaud, Inc.	341,896
39,500	Phase Forward, Inc.*	553,000

		894,896

	Property & Casualty Insurance - 1.3%
21,598	Tower Group, Inc.	515,976

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED

	Semiconductor & Related Products - 1.2%
17,300	Aixtron AG - ADR	$205,870
13,178	Monolithic Power Systems, Inc.*	272,916

		478,786

	Semiconductor & Semiconductor Equipment - 5.5%
49,720	ARM Holdings PLC - ADR	261,527
20,800	Atheros Communications, Inc.*	348,608
8,200	Cymer, Inc.*	227,632
9,400	Hittite Microwave Corp.*	337,272
21,430	Microsemi Corp.*	288,448
23,600	Semtech Corp.*	379,724
18,170	Varian Semiconductor Equipment Associates, Inc.*	427,358

		2,270,569

	Software - 7.8%
20,000	Ansys, Inc.*	597,200
8,800	ArcSight, Inc.*	141,768
8,400	Concur Technologies, Inc.*	247,800
39,300	EPIQ Systems, Inc.*	598,539
6,700	Factset Research Systems, Inc.	354,430
13,200	MICROS Systems, Inc.*	344,784
17,700	Nuance Communications, Inc.*	219,480
26,300	PROS Holdings, Inc.*	209,611
7,500	Quality Systems, Inc.	374,475
19,400	Wind River Systems, Inc.*	153,066

		3,241,153

	Specialty Retail - 6.1%
21,765	Aaron Rents, Inc.	708,886
5,500	Aeropostale, Inc.*	190,410
18,399	Citi Trends, Inc.*	474,326
1,833	GameStop Corp. - Class A*	45,733
10,140	Guess?, Inc.	261,815
10,000	hhgregg, Inc.*	165,500
28,764	Pep Boys - Manny, Moe & Jack	202,786

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED
	Specialty Retail - 6.1%, Continued

39,900	Ulta Salon, Cosmetics & Fragrance, Inc.*	$341,544
6,100	Urban Outfitters, Inc.*	124,562

		2,515,562

	Trading Companies & Distributors - 0.5%
5,545	MSC Industrial Direct Co., Inc. - Class A	201,727

	TOTAL COMMON STOCKS (Cost $41,452,085)	39,829,426

	SHORT-TERM INVESTMENTS - 4.4%
	Money Market Funds - 4.4%
1,357,985	AIM Liquid Assets Portfolio - Institutional Class	1,357,985
482,664	AIM Short-Term Prime Portfolio - Institutional Class	482,664

		1,840,649

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,840,649)	1,840,649

	TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost $43,292,734)	41,670,075
	Liabilities in Excess of Other Assets - (0.8)%	(344,143)

	TOTAL NET ASSETS - 100.0%	$41,325,932

*	Non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

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Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.1%
	Aerospace & Defense - 1.9%
7,650	BE Aerospace, Inc.*	$113,832
1,895	Precision Castparts Corp.	156,470

		270,302

	Auto Components - 1.1%
10,350	LKQ Corp.*	158,252

	Beverages - 2.2%

3,187	Brown-Forman Corp. - Class B	139,750
4,900	Hansen Natural Corporation*	179,732

		319,482

	Biological Products - 1.5%
12,500	QIAGEN NV*	220,000

	Biotechnology - 1.9%
800	Alexion Pharmaceuticals, Inc.*	29,200
2,280	Cephalon, Inc.*	132,947
2,950	Myriad Genetics, Inc.*	106,672

		268,819

	Capital Markets - 2.1%
2,830	Affiliated Managers Group, Inc.*	158,791
1,050	Greenhill & Co., Inc.	77,175
2,550	Lazard Ltd.	72,114

		308,080

	Chemicals - 1.0%
3,525	Airgas, Inc.	148,966

	Commercial Banks - 0.9%
2,650	Cullen/Frost Bankers, Inc.	129,717

	Commercial Services & Supplies - 6.6%
9,350	Corrections Corp. of America*	143,522
3,800	DeVry, Inc.	165,566
3,700	FTI Consulting, Inc.*	185,814
3,250	IHS, Inc.*	156,000

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 95.1%, CONTINUED
	Commercial Services & Supplies - 6.6%, Continued

4,850	Stericycle, Inc.*	$242,403
350	Strayer Education, Inc.	64,495

		957,800

	Communications - 0.8%
6,350	MetroPCS Communications, Inc.*	108,776

	Communications Equipment - 1.4%
6,450	F5 Networks, Inc.*	204,852

	Electrical Equipment - 1.2%
300	First Solar, Inc.*	57,000
2,650	Roper Industries, Inc.	113,897

		170,897

	Electronic Equipment & Instruments - 5.1%
4,650	Dolby Laboratories, Inc.*	167,679
8,700	FLIR Systems, Inc.*	195,402
2,250	Itron, Inc.*	131,265
5,620	National Instruments Corp.	119,200
3,250	SunPower Corp. - Class A*	83,590
2,410	Trimble Navigation Ltd.*	46,224

		743,360

	Energy Equipment & Services - 6.1%
2,000	Core Laboratories NV	189,880
4,240	FMC Technologies, Inc.*	176,469
5,610	National-Oilwell Varco, Inc.*	216,658
4,800	Noble Corp.	164,976
2,850	Smith International, Inc.	83,192
6,810	TETRA Technologies, Inc.*	59,247

		890,422

	Health Care Equipment & Supplies - 7.5%
4,985	Gen-Probe, Inc.*	212,511
12,198	Hologic, Inc.*	154,549
4,900	Idexx Laboratories, Inc.*	205,065

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 95.1%, CONTINUED
	Health Care Equipment & Supplies - 7.5%, Continued

4,850	Illumina, Inc.*	$178,043
6,075	ResMed, Inc.*	225,200
1,350	St. Jude Medical, Inc.*	52,677
1,650	Varian Medical Systems, Inc.*	59,004

		1,087,049

	Health Care Providers & Services - 7.4%
5,195	Cerner Corp.*	302,817
4,550	Express Scripts, Inc.*	291,427
3,095	Henry Schein, Inc.*	140,946
6,795	Psychiatric Solutions, Inc.*	125,368
8,680	VCA Antech, Inc.*	210,664

		1,071,222

	Hotels, Restaurants & Leisure - 1.3%
1,150	Chipotle Mexican Grill, Inc.*	78,453
2,150	Panera Bread Co. - Class A*	114,466

		192,919

	Insurance - 1.9%
7,680	HCC Insurance Holdings, Inc.	189,619
1,900	RenaissanceRe Holdings Ltd.	86,963

		276,582

	Internet & Catalog Retail - 1.0%
1,500	Netflix, Inc.*	59,130
2,100	VistaPrint Ltd.*	80,409

		139,539

	Internet Software & Services - 2.2%
6,700	Akamai Technologies, Inc.*	149,142
2,450	Mercadolibre, Inc.*	53,018
5,150	VeriSign, Inc.*	120,561

		322,721

	IT Services - 6.5%
5,000	Alliance Data Systems Corp.*	202,500

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 95.1%, CONTINUED
	IT Services - 6.5%, Continued

5,260	Cognizant Technology Solutions Corp. - Class A*	$132,499
7,255	Global Payments, Inc.	260,890
12,895	Iron Mountain, Inc.*	351,389

		947,278

	Life Sciences Tools & Services - 3.2%
4,280	Covance, Inc.*	179,846
2,200	Life Technologies Corporation*	85,316
3,090	Millipore Corp.*	194,330

		459,492

	Medical Devices - 0.9%
905	Intuitive Surgical, Inc.*	135,460

	Multiline Retail - 1.4%
3,250	Big Lots, Inc.*	74,782
4,350	Family Dollar Stores, Inc.	131,675

		206,457

	Oil, Gas & Consumable Fuels - 5.1%
5,530	Newfield Exploration Co.*	199,743
4,000	Petrohawk Energy Corp.*	100,800
4,600	Range Resources Corp.	210,726
5,410	Southwestern Energy Co.*	235,173

		746,442

	Pharmaceuticals - 0.6%
2,105	Shire PLC - ADR	87,779

	Road & Rail - 0.3%
1,650	J.B. Hunt Transport Services, Inc.	50,705

	Semiconductor & Semiconductor Equipment - 5.6%
40,865	ARM Holdings PLC - ADR	214,950
7,761	ASML Holding NV - ADR	160,653
9,040	Intersil Corp. - Class A	110,740
8,930	Microchip Technology, Inc.	192,620
5,925	Varian Semiconductor Equipment Associates, Inc.*	139,356

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 95.1%, CONTINUED
	Semiconductor & Semiconductor Equipment - 5.6%, Continued

		$818,319

	Software - 7.0%
20,570	Activision Blizzard, Inc.*	248,485
3,600	Ansys, Inc.*	107,496
2,800	Factset Research Systems, Inc.	148,120
10,700	Nuance Communications, Inc.*	132,680
9,940	Red Hat, Inc.*	198,303
4,805	Salesforce.com, Inc.*	182,350

		1,017,434

	Specialty Retail - 8.0%
450	AutoZone, Inc.*	68,467
5,450	Dick’s Sporting Goods, Inc.*	97,010
9,330	GameStop Corp. - Class A*	232,783
7,500	Guess ?, Inc.	193,650
6,050	Ross Stores, Inc.	236,918
5,350	The TJX Companies, Inc.	157,879
8,600	Urban Outfitters, Inc.*	175,612

		1,162,319

	Trading Companies & Distributors - 1.4%
2,980	Fastenal Co.	98,996
2,730	MSC Industrial Direct Co., Inc. - Class A	99,317

		198,313

	TOTAL COMMON STOCKS (Cost $16,851,226)	13,819,755

The accompanying notes are an integral part of these financial statements.

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Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2009 (Unaudited), Continued

		Value
	SHORT-TERM INVESTMENTS - 4.6%
	Money Market Funds - 4.6%
538,761	AIM Liquid Assets Portfolio - Institutional Class	$538,761
130,747	AIM Short-Term Prime Portfolio - Institutional Class	130,747

		669,508

	TOTAL SHORT-TERM INVESTMENTS (Cost $669,508)	669,508

	TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost $17,520,734)	14,489,263
	Other Assets in Excess of Liabilities - 0.3%	43,296

	TOTAL NET ASSETS - 100.0%	$14,532,559

*	Non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Assets and Liabilities at May 31, 2009 (Unaudited)

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities, at value* (Note 2)	$41,670,075	$14,489,263
Cash	1,786	190
Receivables:
Investment securities sold	95,978	28,223
Fund shares sold	345,932	17,029
Dividends and interest	16,481	9,427
Due from advisor, net	—	9,386
Prepaid expenses	20,408	36,392

Total assets	42,150,660	14,589,910

LIABILITIES
Payables:
Investment securities purchased	726,386	—
Fund shares redeemed	38,642	—
Distribution fees	8,757	8,499
Investment advisory fees, net	8,325	—
Administration fees	4,247	4,247
Fund accounting fees	10,938	8,455
Transfer agent fees	8,411	14,264
Custody fees	2,342	2,359
Chief Compliance Officer fees	1,361	1,360
Other accrued expenses	15,319	18,167

Total liabilities	824,728	57,351

NET ASSETS	$41,325,932	$14,532,559

COMPONENTS OF NET ASSETS
Paid-in capital	$50,156,364	$20,271,723
Accumulated net investment loss	(174,284)	(48,311)
Accumulated net realized loss on investments	(7,033,489)	(2,659,382)
Net unrealized depreciation on investments	(1,622,659)	(3,031,471)

Net assets	$41,325,932	$14,532,559

* Cost of Investments	$43,292,734	$17,520,734

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Assets and Liabilities at May 31, 2009 (Unaudited), Continued

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund
Class A:
Net assets	$18,080,136	$8,105,283
Shares issued and outstanding (unlimited number of shares authorized without par value)	2,333,051	1,092,747

Net asset value, and redemption price per share	$7.75	$7.42

Maximum offering price per share**
(net asset value per share/front-end sales charge) ($7.75/94.75%)	$8.18

($7.42/94.75%)		$7.83

Class C:
Net assets	$197,842	$192,736
Shares issued and outstanding (unlimited number of shares authorized without par value)	26,337	27,359
Net asset value, offering price, and redemption price per share***	$7.51	$7.04

Class I:
Net assets	$23,047,954	$6,234,540
Shares issued and outstanding (unlimited number of shares authorized without par value)	2,875,699	763,826

Net asset value, offering price, and redemption price per share	$8.01	$8.16

**	On purchases of $25,000 or more the front-end sales charge is reduced.

***	Class C has a contingent deferred sales charge. For a description of this sales charge see notes 1 and 2 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Operations For the Six Months Ended May 31, 2009 (Unaudited)

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

INVESTMENT INCOME
Income
Dividends (net of $881 and $650 foreign withholding tax, respectively)	$53,623	$34,206
Interest	6,187	2,316

Total investment income	59,810	36,522

EXPENSES (NOTE 3)

Investment advisory fees	127,658	45,114
Transfer agent fees	51,568	35,137
Administration fees	24,918	24,918
Fund accounting fees	21,775	18,120
Distribution fees - Class A	20,805	9,108
Registration fees	19,601	14,486
Reports to shareholders	12,438	10,689
Audit fees	11,455	11,453
Custody fees	11,424	4,439
Legal fees	4,135	4,314
Trustee fees	3,420	3,254
Miscellaneous expenses	3,394	3,419
Chief Compliance Officer fees	3,065	3,064
Distribution fees - Class C	527	533
Insurance expense	477	857

Total expenses	316,660	188,905
Less fees waived	(82,566)	(104,072)

Net expenses	234,094	84,833

Net investment loss	(174,284)	(48,311)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investments	(3,043,516)	(1,466,684)
Change in unrealized appreciation on investments	7,679,293	3,200,489

Net realized and unrealized gain on investments	4,635,777	1,733,805

Net increase in net assets resulting from operations	$4,461,493	$1,685,494

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets

Stephens Small Cap Growth Fund

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)	November 30, 2008

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment loss	$(174,284)	$(457,737)
Net realized loss on investments	(3,043,516)	(3,942,730)
Change in unrealized appreciation (depreciation) on investments	7,679,293	(17,047,109)

Net increase (decrease) in net assets resulting from operations	4,461,493	(21,447,576)

CAPITAL SHARE TRANSACTIONS (NOTE 3)

Net decrease in net assets derived from net change in outstanding shares - Class A (a)(b)	(3,671,827)	(3,417,130)
Net increase in net assets derived from net change in outstanding shares - Class C (a)	92,238	121,933
Net increase in net assets derived from net change in outstanding shares - Class I (a)(c)	6,716,113	10,429,500

Total increase in net assets from capital share transactions	3,136,524	7,134,303

Total increase (decrease) in net assets	7,598,017	(14,313,273)

NET ASSETS

Beginning of period/year	33,727,915	48,041,188

End of period/year	$41,325,932	$33,727,915

Accumulated net investment loss	$(174,284)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2009		Year Ended
	(Unaudited)		November 30, 2008
Class A	Shares	Value	Shares	Value

Shares sold	280,176	$1,941,279	319,078	$3,323,688
Shares redeemed (b)	(826,179)	(5,613,106)	(680,272)	(6,740,818)

Net decrease	(546,003)	$(3,671,827)	(361,194)	$(3,417,130)

(b)	Net of redemption fees of $1,171 and $1,069, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets, Continued

	Six Months Ended
	May 31, 2009		Period Ended*
	(Unaudited)		November 30, 2008
Class C	Shares	Value	Shares	Value

Shares sold	17,431	$114,100	12,301	$121,933
Shares redeemed	(3,395)	(21,862)	—	—

Net increase	14,036	$92,238	12,301	$121,933

	Six Months Ended
	May 31, 2009		Year Ended
	(Unaudited)		November 30, 2008
Class I	Shares	Value	Shares	Value

Shares sold	1,330,756	$9,493,080	1,477,595	$12,897,022
Shares redeemed (c)	(399,195)	(2,776,967)	(268,490)	(2,467,522)

Net increase	931,561	$6,716,113	1,209,105	$10,429,500

(c)	Net of redemption fees of $0 and $1,781, respectively.

*	Class C shares have been offered since March 28, 2008.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)	November 30, 2008

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment loss	$(48,311)	$(169,143)
Net realized loss on investments	(1,466,684)	(1,018,590)
Change in unrealized appreciation (depreciation) on investments	3,200,489	(8,778,614)

Net increase (decrease) in net assets resulting from operations	1,685,494	(9,966,347)

CAPITAL SHARE TRANSACTIONS (NOTE 3)

Net increase (decrease) in net assets derived from net change in outstanding shares - Class A (a)(b)	(575,537)	696,954
Net increase in net assets derived from net change in outstanding shares - Class C (a)	102,891	107,175
Net increase in net assets derived from net change in outstanding shares - Class I (a)(c)	1,536,536	3,409,691

Total increase in net assets from capital share transactions	1,063,890	4,213,820

Total increase (decrease) in net assets	2,749,384	(5,752,527)

NET ASSETS

Beginning of period/year	11,783,175	17,535,702

End of period/year	$14,532,559	$11,783,175

Accumulated net investment loss	$(48,311)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2009		Year Ended
	(Unaudited)		November 30, 2008
Class A	Shares	Value	Shares	Value

Shares sold	59,862	$410,023	333,933	$3,666,201
Shares redeemed (b)	(153,409)	(985,560)	(280,699)	(2,969,247)

Net increase (decrease)	(93,547)	$(575,537)	53,234	$696,954

(b)	Net of redemption fees of $59 and $737, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets, Continued

	Six Months Ended
	May 31, 2009		Period Ended*
	(Unaudited)		November 30, 2008
Class C	Shares	Value	Shares	Value

Shares sold	17,585	$109,500	10,991	$107,175
Shares redeemed	(1,217)	(6,609)	—	—

Net increase	16,368	$102,891	10,991	$107,175

	Six Months Ended
	May 31, 2009		Year Ended
	(Unaudited)		November 30, 2008
Class I	Shares	Value	Shares	Value

Shares sold	250,181	$1,829,296	346,288	$4,144,726
Shares redeemed (c)	(39,067)	(292,760)	(69,434)	(735,035)

Net increase	211,114	$1,536,536	276,854	$3,409,691

(c)	Net of redemption fees of $0 and $1,743, respectively.

*	Class C shares have been offered since March 28, 2008.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods

Stephens Small Cap Growth Fund

	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2009		November 30,	November 30,	November 30,
CLASS A	(Unaudited)		2008	2007	2006(1)

Net asset value, beginning of period/year	$6.90		$12.03	$10.55	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.04)		(0.13)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments	0.89		(5.00)	1.64	0.65

Total from investment operations	0.85		(5.13)	1.48	0.54

LESS DISTRIBUTIONS

From net investment income	—		—	—	—
From net realized gain	—		—	—	—

Total distributions	—		—	—	—

Paid-in capital from redemption fess (Note 2)	0.00	*	0.00 *	0.00 *	0.01

Net asset value, end of period/year	$7.75		$6.90	$12.03	$10.55

Total return without sales load	12.32	% ^	(42.64%)	14.03%	5.50	% ^
Total return with sales load.	6.46	% ^	(45.67%)	8.09%	0.00	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$18.1		$19.8	$39.0	$42.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	1.99	%+	1.69%	1.68%	1.62	%+
After fees waived and expenses absorbed	1.50	%+	1.50%	1.50%	1.46	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(3.14	%)+	(1.36%)	(1.36%)	(1.25	%)+
After fees waived and expenses absorbed	(2.65	%)+	(1.17%)	(1.18%)	(1.09	%)+
Portfolio turnover rate	21	% ^	43%	51%	70	% ^

(1)	Fund commenced operations on December 1, 2005.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Small Cap Growth Fund

	Six Months Ended
	May 31, 2009		Period Ended
CLASS C	(Unaudited)		November 30, 2008(1)

Net asset value, beginning of period	$6.71		$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.04)		(0.07)
Net realized and unrealized gain (loss) on investments	0.84		(3.22)

Total from investment operations	0.80		(3.29)

LESS DISTRIBUTIONS

From net investment income	—		—
From net realized gain	—		—

Total distributions	—		—

Net asset value, end of period	$7.51		$6.71

Total return without sales load	11.92	% ^	(32.90	%) ^
Total return with sales load	10.92	% ^	(33.57	%) ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (millions)	$0.2		$0.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	2.93	%+	2.47	%+
After fees waived and expenses absorbed	2.25	%+	2.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(4.86	%)+	(2.12	%)+
After fees waived and expenses absorbed	(4.18	%)+	(1.90	%)+
Portfolio turnover rate	21	% ^	43	% ^

(1)	Class C shares have been offered since March 28, 2008.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Small Cap Growth Fund

	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2009		November 30,	November 30,	November 30,
CLASS I	(Unaudited)		2008	2007	2006(1)

Net asset value, beginning of period/year	$7.09		$12.34	$10.80	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.03)		(0.04)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.95		(5.21)	1.55	0.83

Total from investment operations	0.92		(5.25)	1.54	0.80

LESS DISTRIBUTIONS

From net investment income	—		—	—	—
From net realized gain	—		—	—	—

Total distributions	—		—	—	—

Paid-in capital from redemption fees (Note 2)	0.00	*	0.00 *	—	—

Net asset value, end of period/year	$8.01		$7.09	$12.34	$10.80

Total return	12.55	% ^	(42.54%)	14.26%	8.00	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$23.0		$13.8	$9.1	$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	1.74	%+	1.46%	1.43%	1.41	%+
After fees waived and expenses absorbed	1.25	%+	1.25%	1.25%	1.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(2.64	%)+	(1.00%)	(1.11%)	(1.23	%)+
After fees waived and expenses absorbed	(2.15	%)+	(0.79%)	(0.93%)	(1.07	%)+
Portfolio turnover rate	21	% ^	43%	51%	70	% ^

(1)	Class I shares have been offered since August 31, 2006.
*	Amount less than $0.01
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2009		November 30,	November 30,	November 30,
CLASS A	(Unaudited)		2008	2007	2006(1)

Net asset value, beginning of period/year	$6.53		$12.22	$9.80	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.03)		(0.11)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.92		(5.58)	2.52	(0.13)

Total from investment operations	0.89		(5.69)	2.42	(0.20)

LESS DISTRIBUTIONS

From net investment income	—		—	—	—
From net realized gain	—		—	—	—

Total distributions	—		—	—	—

Paid-in capital from redemption fees (Note 2)	0.00	*	0.00 *	0.00 *	0.00	*

Net asset value, end of period/year	$7.42		$6.53	$12.22	$9.80

Total return without sales load	13.63	% ^	(46.56%)	24.69%	(2.00	%) ^
Total return with sales load	7.69	% ^	(49.38%)	18.18%	(7.11	%) ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$8.1		$7.7	$13.8	$10.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	3.24	%+	2.42%	3.14%	3.24	%+
After fees waived and expenses absorbed	1.50	%+	1.50%	1.50%	1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(4.13	%)+	(1.97%)	(2.65%)	(2.71	%)+
After fees waived and expenses absorbed	(2.39	%)+	(1.05%)	(1.01%)	(0.97	%)+
Portfolio turnover rate	13	% ^	32%	52%	29	% ^

(1)	Fund commenced operations on February 1, 2006.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended
CLASS C	May 31, 2009		Period Ended
	(Unaudited)		November 30, 2008(1)

Net asset value, beginning of period	$6.23		$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.03)		(0.07)
Net realized and unrealized gain (loss) on investments	0.84		(3.70)

Total from investment operations	0.81		(3.77)

LESS DISTRIBUTIONS

From net investment income	—		—
From net realized gain	—		—

Total distributions	—		—

Net asset value, end of period	$7.04		$6.23

Total return without sales load	13.00	% ^	(37.70	%) ^
Total return with sales load	12.00	% ^	(38.32	%) ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (millions)	$0.2		$0.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	3.95	%+	3.37	%+
After fees waived and expenses absorbed	2.25	%+	2.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(5.62	%)+	(2.87	%)+
After fees waived and expenses absorbed	(3.92	%)+	(1.75	%)+
Portfolio turnover rate	13	% ^	32	% ^

(1)	Class C shares have been offered since March 28, 2008.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2009		November 30,	November 30,	November 30,
CLASS I	(Unaudited)		2008	2007	2006(1)

Net asset value, beginning of period/year	$7.18		$13.39	$10.72	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.02)		(0.06)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.00		(6.15)	2.69	0.74

Total from investment operations	0.98		(6.21)	2.67	0.72

LESS DISTRIBUTIONS

From net investment income	—		—	—	—
From net realized gain	—		—	—	—

Total distributions	—		—	—	—

Paid-in capital from redemption fees (Note 2)	0.00	*	0.00 *	—	—

Net asset value, end of period/year	$8.16		$7.18	$13.39	$10.72

Total return	13.65	% ^	(46.38%)	24.91%	7.20	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$6.2		$4.0	$3.7	$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	2.99	%+	2.19%	2.89%	3.13	%+
After fees waived and expenses absorbed	1.25	%+	1.25%	1.25%	1.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(3.64	%)+	(1.57%)	(2.40%)	(2.65	%)+
After fees waived and expenses absorbed	(1.90	%)+	(0.63%)	(0.76%)	(0.77	%)+
Portfolio turnover rate	13	% ^	32%	52%	29	% ^

(1)	Class I shares have been offered since August 31, 2006.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Notes to Financial Statements – May 31, 2009 (Unaudited)

 Note 1 – Organization

The Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Funds commenced operations on December 1, 2005 and February 1, 2006, respectively.

The Funds offer Class A, Class C and Class I shares. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge for 1 year. Class I shares have no sales charge and are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds’ investment objectives are to seek long-term capital appreciation.

 Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ shall be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2009 (Unaudited), Continued

U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2009, the Funds did not hold fair valued securities.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds have adopted FAS 157 effective December 1, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2009 (Unaudited), Continued

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing the securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Stephens Small Cap Growth Fund’s net assets as of May 31, 2009

Investments in
Description	Securities

Level 1 - Quoted prices	$41,670,075
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$41,670,075

The following is a summary of the inputs used to value the Stephens Mid Cap Growth Fund’s net assets as of May 31, 2009

Investments in
Description	Securities

Level 1 - Quoted prices	$14,489,263
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$14,489,263

B.	Option Writing. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2009 (Unaudited), Continued

C.	Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after November 30, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At November 30, 2008, the Funds had capital loss carry forwards available for federal income tax purposes as follows:

Stephens Small Cap Growth Fund		Stephens Mid Cap Growth Fund
Year of Expiration	Amount	Year of Expiration	Amount

November 30, 2014	$30,875	November 30, 2015	$172,665
November 30, 2016	$3,791,271	November 30, 2016	$1,009,897

	$3,822,146		$1,182,562

Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48(“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more likely than not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Funds include Federal and the state of Massachusetts. Tax years include the tax years ended November 30, 2006 through 2008. The Funds have no examination in progress.

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2009 (Unaudited), Continued

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial positions or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end November 30, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a first-in, first-out basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. Class A shares are sold with a front-end sales charge of 5.25%. Purchases greater than $25,000 into the Funds are offered at a reduced sales charge. For Class C shares, the offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. A contingent deferred sales charge of 1.00% is imposed on redemptions made in Class C shares for the first year since purchase. For Class I shares, the offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Class A and Class C shares of each Fund charge a 2.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2009 (Unaudited), Continued

otherwise payable to the shareholder. As of January 15, 2009 the Class I shares stopped accessing a 2.00% redemption fee on shares held less than 30 days. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.	New Accounting Pronouncements. In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decrease and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

 Note 3 – Commitments and Other Related Party Transactions

Stephens Investment Management Group, LLC, (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2009 (Unaudited), Continued

average daily net assets of each Fund. For the six months ended May 31, 2009, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $127,658 and $45,114 in advisory fees, respectively.

The Advisor has contractually agreed to limit each Fund’s total net expenses to not more than 1.50% of average daily net assets for Class A shares, not more than 2.25% of average daily net assets for Class C shares, and not more than 1.25% of average daily net assets for Class I shares. The Advisor’s contract term is indefinite and may be terminated only by the Board of Trustees. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended May 31, 2009, the Advisor waived fees of $82,566, and $104,072 for the Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund, respectively.

At May 31, 2009, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below. The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Stephens Small Cap Growth Fund		Stephens Mid Cap Growth Fund
Year of Expiration	Amount	Year of Expiration	Amount

November 30, 2010	$79,636	November 30, 2010	$179,613
November 30, 2011	$79,306	November 30, 2011	$170,361
November 30, 2012	$82,566	November 30, 2012	$104,072

The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for each Fund. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for each Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2009 (Unaudited), Continued

expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Minimum	$50,000
Under $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the six months ended May 31, 2009, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $24,918 and $24,918 in administration fees, respectively. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended May 31, 2009, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund were allocated $3,065 and $3,064 of the Trust’s Chief Compliance Officer fee, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares and Class C shares. The Plan provides that the Funds may pay a fee to the Distributor at an annual rate of 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively. No distribution or shareholder servicing fees are paid by Class I shares. These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the six months ended May 31, 2009, Stephens Inc., an affiliate of Stephens Investment Management Group, LLC, received distribution fees of $20,805 and $527 from the Stephens Small Cap Growth Fund Class A and Class C, respectively, and distribution fees of $9,108 and $533 from the Stephens Mid Cap Growth Fund Class A and Class C, respectively. For the six months ended May 31, 2009, Stephens Inc., also received sales commissions of $7,923 from the Stephens Small Cap Growth Fund and $2,138 from the Stephens Mid Cap Growth Fund.

 Note 4 – Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Stephens Small Cap Growth Fund for the six months ended May 31, 2009, were $9,955,778 and $7,188,279, respectively, and for the Stephens Mid Cap Growth Fund for the six months ended May 31, 2009, were $2,361,705 and $1,582,574, respectively.

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2009 (Unaudited), Continued

There were no purchases or sales of long-term U.S. Government securities for the six months ended May 31, 2009.

The cost basis of investments for federal income tax purposes at May 31, 2009 was as follows:

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

Cost of investments(a)	$43,460,561	$17,530,870

Gross tax unrealized appreciation	3,492,777	343,587
Gross tax unrealized depreciation	(5,283,263)	(3,385,194)

Net tax unrealized depreciation	$(1,790,486)	$(3,041,607)

(a)	The difference between the basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for income tax purposes.

 Note 5 – Distributions to Shareholders

For the six months ended May 31, 2009, there were no distributions for the Funds.

As of November 30, 2008, the components of accumulated earnings on a tax basis were as follows:

	Small Cap Growth Fund	Mid Cap Growth Fund

Net unrealized depreciation	$(9,469,779)	$(6,242,096)

Undistributed ordinary income	$—	—
Undistributed long-term capital gain	—	—

Total distributable earnings	$—	$—

Other accumulated losses	(3,822,146)	$(1,182,562)

Total accumulated losses	$(13,291,925)	$(7,424,658)

 Note 6 – Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility to be used for temporary or extraordinary purposes, including the financing of redemption payments. During the six months ended May 31, 2009 the Funds did not draw on the line of credit and there were no loan payable balances for the Funds at May 31, 2009.

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Stephens Funds®

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund voted proxies relating to portfolio securities during the most recent period ending June 30 is available without charge, upon request, by calling (866) 735-7464 or through the SEC’s website at www.sec.gov.

Information About The Portfolio Holdings (Unaudited)

The Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund file their complete schedule of portfolio holdings for their first and third quarters with the SEC on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

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INVESTMENT ADVISOR

Stephens Investment Management Group, LLC
111 Center Street
Little Rock, Arkansas 72201

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York 10022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103-3638

CUSTODIAN

U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Stephens Funds®	Ticker	CUSIP
Stephens Small Cap Growth Fund - Class A	STSGX	742935422
Stephens Small Cap Growth Fund - Class C	STGCX	858802101
Stephens Small Cap Growth Fund - Class I	STSIX	742935380
Stephens Mid Cap Growth Fund - Class A	STMGX	742935414
Stephens Mid Cap Growth Fund - Class C	SFMCX	858802200
Stephens Mid Cap Growth Fund - Class I	SFMIX	742935372

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible.

Stephens
Investment Management Group

stephensimg.com

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Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)*	/s/ Robert M. Slotky Robert M. Slotky, President

Date	7/13/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Slotky Robert M. Slotky, President

Date	7/13/2009

By (Signature and Title)*	/s/ Eric W. Falkeis Eric W. Falkeis, Treasurer

Date	7/13/2009
* Print the name and title of each signing officer under his or her signature.